LOANS RECEIVABLE (Details) - CAD ($)	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019
Loans Receivable [Line Items]
Opening balance	$ 94,882	$ 431,295
Reclassified as long-term		(326,743)
Accrued interest revenue	416	8,137
Repayments received	(95,298)	(17,807)
Closing balance		94,882
Waterproof Studios Inc [Member]
Loans Receivable [Line Items]
Opening balance	94,882	104,552
Reclassified as long-term
Accrued interest revenue	416	8,137
Repayments received	(95,298)	(17,807)
Closing balance		94,882
Participant Games Inc [Member]
Loans Receivable [Line Items]
Opening balance		199,806
Reclassified as long-term		(199,806)
Accrued interest revenue
Repayments received
Closing balance
Installment Entertainment Inc [Member]
Loans Receivable [Line Items]
Opening balance		126,937
Reclassified as long-term		(126,937)
Accrued interest revenue
Repayments received
Closing balance